Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2020
Unsecured senior notes
Schedule of unsecured senior notes

	As of December 31,		Effective interest rate
	2019	2020
	RMB’000	RMB’000
US$500,000 3.125% notes due 2021	3,477,276	3,259,882	3.37%
US$500,000 3.875% notes due 2026	3,435,216	3,219,927	4.15%
US$700,000 3.375% notes due 2030	—	4,502,213	3.47%
US$300,000 4.125% notes due 2050	—	1,872,416	4.25%

Carrying value	6,912,492	12,854,438
Unamortized discount and debt issuance costs	63,708	117,063

Total principal amounts of unsecured senior notes	6,976,200	12,971,501

Summary of Principal Amounts due of Unsecured Senior Notes

Principal amounts
RMB’000
Within 1 year	3,262,450
Between 1 to 2 years	—
Between 2 to 3 years	—
Between 3 to 4 years	—
Between 4 to 5 years	—
Beyond 5 years	9,709,051

Total	12,971,501